MASSMUTUAL SELECT FUNDS

Supplement dated November 16, 2010 to the

Prospectus dated April 1, 2010

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information found under Fees and Expenses of the Fund on page 26 for the Fundamental Value Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.65%	.65%	.65%	.65%	.65%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.25%	.29%	.44%	.44%	.49%
Total Annual Fund Operating Expenses	.90%	.94%	1.09%	1.34%	1.64%
Fee Waiver	(.10%)	(.10%)	(.10%)	(.10%)	(.10%)
Total Annual Fund Operating Expenses after Fee Waiver(1)	.80%	.84%	.99%	1.24%	1.54%
(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$82	$273	$484	$1,095
Class Y	$86	$285	$506	$1,142
Class L	$101	$332	$587	$1,316
Class A	$694	$962	$1,254	$2,083
Class N	$257	$503	$878	$1,932
Class N (no redemption)	$157	$503	$878	$1,932

The following information replaces similar information found under Principal Investment Strategies on page 26 for the Fundamental Value Fund:

The Fund invests primarily in equity securities of issuers that the Fund’s subadviser, Wellington Management Company, LLP (“Wellington Management”), believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock, rights and warrants. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which Wellington Management believes are generally above $2 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may but will not necessarily engage in foreign currency transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to attempt to protect against adverse changes in currency exchange rates. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, for hedging or investment purposes as a substitute for investing directly in securities. The Fund may hold a portion of its assets in cash. The Fund may lend portfolio securities to broker-dealers.

The following information supplements information found under Principal Risks on page 27 for the Fundamental Value Fund:

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

The following information replaces similar information found under Fees and Expenses of the Fund on page 62 for the Focused Value Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.69%	.69%	.69%	.69%	.69%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.22%	.32%	.47%	.47%	.52%
Total Annual Fund Operating Expenses	.91%	1.01%	1.16%	1.41%	1.71%
Fee Waiver	(.10%)	(.10%)	(.10%)	(.10%)	(.10%)
Total Annual Fund Operating Expenses after Fee Waiver(1)	.81%	.91%	1.06%	1.31%	1.61%
(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$83	$276	$490	$1,106
Class Y	$93	$307	$544	$1,223
Class L	$108	$354	$624	$1,396
Class A	$701	$982	$1,289	$2,157
Class N	$264	$525	$915	$2,007
Class N (no redemption)	$164	$525	$915	$2,007

The following information replaces similar information found in the second paragraph under Principal Investment Strategies beginning on page 62 for the Focused Value Fund:

In selecting investments for the Fund, Harris utilizes a fundamental, bottom-up investment strategy, focusing on companies with market capitalizations over $1 billion that it believes have significant profit potential, although it may invest in companies of any size. Harris generally sells a stock when it believes the stock has achieved 90-100% of its fair value or when Harris believes that management quality has deteriorated.

The following information supplements information found under Principal Risks on page 63 for the Focused Value Fund:

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

The following information replaces similar information found under Fees and Expenses of the Fund on page 74 for the Small Company Value Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.85%	.85%	.85%	.85%	.85%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.29%	.33%	.48%	.48%	.53%
Acquired Fund Fees and Expenses	.11%	.11%	.11%	.11%	.11%
Total Annual Fund Operating Expenses(1)	1.25%	1.29%	1.44%	1.69%	1.99%
Fee Waiver	(.08%)	(.08%)	(.08%)	(.08%)	(.08%)
Total Annual Fund Operating Expenses after Fee Waiver(2)	1.17%	1.21%	1.36%	1.61%	1.91%
(1)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
(2)	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$119	$385	$675	$1,501
Class Y	$123	$398	$697	$1,546
Class L	$138	$444	$776	$1,714
Class A	$729	$1,066	$1,430	$2,449
Class N	$294	$613	$1,062	$2,307
Class N (no redemption)	$194	$613	$1,062	$2,307

The following information supplements information found under Principal Risks beginning on page 75 for the Small Company Value Fund:

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

The following information replaces similar information found under Fees and Expenses of the Fund on page 82 for the Mid Cap Growth Equity II Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.75%	.75%	.75%	.75%	.75%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.22%	.31%	.46%	.46%	.51%
Total Annual Fund Operating Expenses	.97%	1.06%	1.21%	1.46%	1.76%
Fee Waiver	(.10%)	(.10%)	(.10%)	(.10%)	(.10%)
Total Annual Fund Operating Expenses after Fee Waiver (1)	.87%	.96%	1.11%	1.36%	1.66%
(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$89	$295	$522	$1,177
Class Y	$98	$323	$571	$1,281
Class L	$113	$370	$651	$1,453
Class A	$706	$997	$1,314	$2,209
Class N	$269	$540	$941	$2,061
Class N (no redemption)	$169	$540	$941	$2,061

The following information replaces similar information found under Fees and Expenses of the Fund on page 86 for the Small Cap Growth Equity Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.82%	.82%	.82%	.82%	.82%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.22%	.36%	.51%	.51%	.56%
Total Annual Fund Operating Expenses	1.04%	1.18%	1.33%	1.58%	1.88%
Fee Waiver	(.05%)	(.05%)	(.05%)	(.05%)	(.05%)
Total Annual Fund Operating Expenses after Fee Waiver(1)	.99%	1.13%	1.28%	1.53%	1.83%
(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .05% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$101	$324	$567	$1,264
Class Y	$115	$368	$642	$1,425
Class L	$130	$414	$722	$1,595
Class A	$722	$1,038	$1,380	$2,340
Class N	$286	$584	$1,009	$2,195
Class N (no redemption)	$186	$584	$1,009	$2,195

The following information supplements information found under Principal Risks on page 87 for the Small Cap Growth Equity Fund:

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

The following information replaces similar information found under Fees and Expenses of the Fund on page 102 for the Overseas Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.42%	.47%	.52%	.52%	.57%
Total Annual Fund Operating Expenses	1.42%	1.47%	1.52%	1.77%	2.07%
Fee Waiver	(.25%)	(.25%)	(.25%)	(.25%)	(.25%)
Total Annual Fund Operating Expenses after Fee Waiver (1)	1.17%	1.22%	1.27%	1.52%	1.82%
(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .25% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$119	$425	$753	$1,680
Class Y	$124	$440	$779	$1,736
Class L	$129	$456	$805	$1,791
Class A	$721	$1,077	$1,457	$2,520
Class N	$285	$625	$1,091	$2,380
Class N (no redemption)	$185	$625	$1,091	$2,380

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-10-07

MASSMUTUAL SELECT FUNDS

MassMutual Select Overseas Fund

Supplement dated November 16, 2010 to the

Summary Prospectus dated April 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found under Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.42%	.47%	.52%	.52%	.57%
Total Annual Fund Operating Expenses	1.42%	1.47%	1.52%	1.77%	2.07%
Fee Waiver	(.25%)	(.25%)	(.25%)	(.25%)	(.25%)
Total Annual Fund Operating Expenses after Fee Waiver(1)	1.17%	1.22%	1.27%	1.52%	1.82%
(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .25% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$119	$425	$753	$1,680
Class Y	$124	$440	$779	$1,736
Class L	$129	$456	$805	$1,791
Class A	$721	$1,077	$1,457	$2,520
Class N	$285	$625	$1,091	$2,380
Class N (no redemption)	$185	$625	$1,091	$2,380

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-02